RBC Common Stock Fund	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Schedule of Employer Common Stock Fund [Line Items]
RBC Common Stock Fund
3.	RBC COMMON STOCK FUND
The following summarizes the components of the RBC Common Stock Fund, on December 31, 2025 and 2024:

	2025	2024
Royal Bank of Canada Common Stock Fund:
Royal Bank of Canada common stock	$586,426,951	$427,136,729
Fidelity institutional cash money market funds	11,487,308	7,783,395
Net Receivables (Payables)	200,820	39,091

Total	$598,115,079	$434,959,215

This investment makes up 12% and 10% of total investments as of December 31, 2025 and 2024.